SCHEDULE OF INVESTMENTS
Ivy California Municipal High Income Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
California - 89.5%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006, 0.000%, 6-1-55(A)	$1,000	$69
CA Edu Fac Auth, Rev Bonds (Art Ctr College of Design), Ser 2018A, 5.000%, 12-1-48	250	275
CA Edu Fac Auth, Rev Bonds (Loma Linda Univ), Ser 2017A, 5.000%, 4-1-47	300	331
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2019A, 4.000%, 11-1-20	100	101
CA Hlth Fac Fin Auth, Rev Bonds (City of Hope), Ser 2019, 5.000%, 11-15-24	100	118
CA Hlth Fac Fin Auth, Rev Bonds (Providence St. Joseph Hlth), Ser 2019C, 5.000%, 10-1-39	500	599
CA Infra and Econ Dev Bank, Natl Charter Sch Revolving Loan Fund Rev Bonds, Ser 2019B:
5.000%, 11-1-25	100	118
5.000%, 11-1-49	100	117

CA Muni Fin Auth, Charter Sch Lease Rev Bonds (Bella Mente Montessori Academy Proj), Ser 2018A, 5.000%, 6-1-48	325	335
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2018A, 5.000%, 7-1-49	300	310
CA Muni Fin Auth, Insd Rev Bonds (Channing House Proj), Ser 2017B (Insured by the CA Office of Statewide Hlth Planning and Dev), 5.000%, 5-15-24	100	116
CA Muni Fin Auth, Insd Rev Bonds (Town and Country Manor), Ser 2019:
4.000%, 7-1-20	110	110
4.000%, 7-1-21	200	207
CA Muni Fin Auth, Rev Bonds (CA Baptist Univ), Ser 2016A, 5.000%, 11-1-46	500	512
CA Muni Fin Auth, Rev Bonds (CA Lutheran Univ), Ser 2018, 5.000%, 10-1-27	250	290
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A, 5.000%, 11-15-32	425	496
CA Muni Fin Auth, Rev Rfdg Bonds (Eisenhower Med Ctr), Ser 2017B:
5.000%, 7-1-37	250	289
5.000%, 7-1-42	250	283

CA Muni Fin Auth, Rev Rfdg Bonds (HumanGood Oblig Group), Ser 2019A, 4.000%, 10-1-28	290	309
CA Muni Fin Auth, Spl Fac Rev Bonds (Utd Airlines, Inc. Los Angeles Intl Arpt Proj), Ser 2019, 4.000%, 7-15-29	250	252
CA Muni Fin Auth, Sr Lien Rev Bonds (LINXS APM Proj), Ser 2018A:
4.000%, 12-31-47	250	260
5.000%, 12-31-47	250	283
CA Muni Fin Auth, Student Hsng Rev Bonds (CHF-Davis I LLC - West Vlg Student Hsng Proj), Ser 2018 (Insured by BAMAC), 4.000%, 5-15-48	300	318
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj), Ser 2017A-1, 1.950%, 11-1-42(B)	300	300
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2015A-1, 3.375%, 7-1-25	300	332
CA Pollutn Ctl Fin Auth, Solid Waste Rfdg Rev Bonds (Republic Svc, Inc. Proj), Ser 2010A, 0.170%, 9-1-38(B)	250	250

CA Pollutn Ctl Fin Auth, Water Furnishing Rev Bonds (Poseidon Res (Channelside) L.P. Desalination Proj), Ser 2012, 5.000%, 11-21-45	250	258
CA Pollutn Ctl Fin Auth, Water Furnishing Rev Rfdg Bonds (San Diego Cnty Water Auth Desalination Proj Pipeline), Ser 2019, 5.000%, 11-21-45	250	282
CA Sch Fin Auth, Charter Sch Rev Bonds (Larchmont Charter Sch Proj), Ser 2018A, 5.000%, 6-1-43	250	256
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch - Oblig Group), Ser 2017G:
5.000%, 6-1-30	310	327
5.000%, 6-1-37	330	338
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch - Oblig Group), Ser 2016, 5.000%, 8-1-41	250	274
CA Sch Fin Auth, Sch Fac Rev Bonds (Granada Hills Charter High Sch Oblig Group), Ser 2017A, 5.000%, 7-1-48	350	372
CA Sch Fin Auth, Sch Fac Rev Bonds (Green Dot Pub Sch CA Proj), Ser 2018A, 5.000%, 8-1-48	250	281
CA Sch Fin Auth, Sch Fac Rev Bonds (Kipp LA Proj), Ser 2017A, 5.000%, 7-1-47	300	336

CA Sch Fin Auth, Sch Fac Rev Rfdg Bonds (HTH Learning Proj), Ser 2017A, 5.000%, 7-1-49	300	330
CA Statewide Cmnty Dev Auth, Rev Bonds (American Baptist Homes of the West), Ser 2015, 5.000%, 10-1-22	270	288
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A, 5.250%, 12-1-56	250	269
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase IV-ACHF - Irvine LLC), Ser 2017, 5.000%, 5-15-47	185	201
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apts, Phase IV-A CHF - Irvine LLC), Ser 2017, 5.000%, 5-15-42	300	327
CA Statewide Comnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2014A, 5.250%, 12-1-44	250	269
CA Various Purp GO Bonds, 5.000%, 9-1-46	500	599
Chino Pub Fin Auth, Local Agy Rfdg Bonds, Ser 2016A, 3.500%, 9-1-43	250	253
Chino, CA, Cmnty Fac Dist, Spl Tax Rev Bonds, Ser 2016-2, 5.000%, 9-1-47	150	164

City of San Ramon, Cert of Part (Cap Impvt Fin Prog), Ser 2019, 4.000%, 6-1-39	300	343
Cmnty Fac Dist No. 36 of Jurupa Cmnty Svc Dist., Spl Tax Bonds, Ser 2017A:
4.125%, 9-1-42	200	214
4.250%, 9-1-47	300	320
Corona-Norco Unif Sch Dist (Riverside Cnty, CA), Election of 2014 GO Bonds, Ser C, 4.000%, 8-1-49	500	568
Corona-Norco Unif Sch Dist (Riverside, CA), Election of 2006 GO Bonds, Ser 2011E, 0.000%, 8-1-24(A)	80	90
Eureka Successor Agy, Tax Alloc Rfdg Bonds, Ser 2017B, 5.000%, 11-1-21	155	164
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM), 3.950%, 1-15-53	300	322
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1, 5.000%, 6-1-29	600	725
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2018A, 5.000%, 6-1-22	175	190
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-2 Sr Convertible Bonds, 5.300%, 6-1-37	150	155

Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-1, 5.000%, 6-1-47	500	506
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-2, 5.000%, 6-1-47	250	253
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 Spl Tax Bonds, Ser 2017B (Insured by BAMAC), 5.000%, 9-1-47	150	172
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 Spl Tax Bonds, Ser 2019A, 4.000%, 9-1-54	250	276
Lammersville, CA, Joint Unif Sch Dist, Spl Tax Bonds (Lammersville Sch Dist Cmnty Fac Dist No. 2002, Mountain House), Ser 2017, 5.000%, 9-1-33	500	576
Lincoln Unif Sch Dist Fin Corp., Cert of Part, Ser 2019, 4.000%, 9-1-25	315	366
Long Beach Bond Fin Auth, Natural Gas Purchase Rev Bonds, Ser 2007A, 5.500%, 11-15-37	165	234
Long Beach, CA, Harbor Rev Rfdg Bonds, Ser 2020B, 5.000%, 5-15-24	500	571
Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2016B, 5.000%, 5-15-46	300	344

Los Angeles, CA, Hsng Auth, Mtg Rev Rfdg Bonds (Union Port Proj), Ser 2020A, 3.250%, 6-1-35	250	253
M-S-R Energy Auth, Gas Rev Bonds, Ser 2009C, 7.000%, 11-1-34	300	454
Murrieta, CA, Cmnty Fac Dist No. 2005-5, Spl Tax Bonds (Golden City), Ser 2017A, 5.000%, 9-1-46	300	336
Oakland-Alameda Cnty Coliseum Auth, Lease Rev Bonds (Oakland Coliseum Proj), Ser 2012A, 5.000%, 2-1-24	250	266
Ontario, CA, Cmnty Fac Dist No. 28, Spl Tax Bonds (New Haven Fac - Area A), Ser 2017:
5.000%, 9-1-42	130	143
5.000%, 9-1-47	230	253
Ontario, CA, Cmnty Fac Dist No. 31, Spl Tax Bonds (Carriage House/Amberly Lane), Ser 2017, 5.000%, 9-1-47	135	152
Oro Grande Elem Sch Dist, Cert of Part, Ser 2013, 5.000%, 9-15-27	40	42
Oro Grande Elem Sch Dist, Rfdg Cert of Part, Ser 2020, 4.000%, 9-15-32	300	329
Palamar Hlth, Rfdg Rev Bonds, Ser 2016:
4.000%, 11-1-39	175	179
5.000%, 11-1-39	500	567
Palomar Hlth, Cert of Part, Ser 2017, 5.000%, 11-1-21	250	263

Poway Unif Sch Dist, Spl Tax Bonds (Cmnty Fac Dist No. 15 Del Sur East Impvt Area C), Ser 2016, 5.000%, 9-1-46	250	279
Regents of the Univ of CA, Ltd. Proj Rev Bonds, Ser M, 5.000%, 5-15-32	300	376
Richmond Joint Powers Fin Auth, Lease Rev Rfdg Bonds (Civic Ctr Proj), Ser 2019A (Insured by AGM), 5.000%, 11-1-25	400	483
Roseville City Sch Dist (Placer Cnty, CA), Election of 2002 GO Bonds, Ser A, 0.000%, 8-1-22(A)	100	99
Roseville, CA, Spl Tax Rev Bonds (Fiddyment Ranch Cmnty Fac Dist No. 1), Ser 2017A, 5.000%, 9-1-35	250	287
Sacramento Cnty Sanitation Dist Fin Auth, 2000 Sub Lien Var Rate Rev Bonds (Sacramento Rgnl Cnty Sanitation Dist), Ser C, 0.080%, 12-1-30	500	500
Sacramento Cnty Watr Fin Auth, Rev Bnds (Sacramento Cnty Watr Agy Zone 40 and 41 2007 Watr Sys Proj), Ser 2007B (3-Month U.S. LIBOR*0.67 plus 55 bps), 0.785%, 6-1-34(C)	400	370
Sacramento Cnty, Arpt Sys Sub Rev Rfdg Bonds, Ser 2018E, 5.000%, 7-1-35	250	299

Sacramento, CA, Spl Tax Bonds (Natomas Cent Comnty Fac), Ser 2016, 5.000%, 9-1-41	250	281
San Bernardino, CA, Cmnty Fac Dist No. 2006-1 (Lytle Creek North), Impvt Area No. 4 Spl Tax Bonds, Ser 2016, 4.000%, 9-1-42	250	261
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011, 7.500%, 12-1-41	100	106
San Diego Assoc of Govts, South Bay Expressway Toll Rev First Sr Lien Bonds, Ser 2017A, 5.000%, 7-1-27	100	122
San Diego Cnty Rgnl Arpt Auth, Sub Arpt Rev Bonds, Ser 2017A, 5.000%, 7-1-42	200	238
San Francisco City and Cnty Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2019A, 4.000%, 5-1-49	250	275
San Francisco City and Cnty Pub Util Comsn, Water Rev Bonds, Ser 2016AB, 4.000%, 11-1-39	250	283
San Jose, CA, Arpt Rev Rfdg Bonds, Ser 2017A, 5.000%, 3-1-47	200	231
San Juan Unif Sch Dist (Sacramento Cnty, CA), Elec of 1998 GO Bonds, Ser 2003B, 0.000%, 8-1-21(A)	200	199
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9-1-42	250	265

Santa Clara Cnty Fin Auth, Var Rate Demand Rfdg Lease Rev Bonds (Multiple Fac Proj), Ser 2008M, 0.080%, 5-15-35	500	500
Santa Clara Cnty, CA, Union Elem Sch Dist, Election of 1999 GO Bonds, Ser A, 0.000%, 9-1-22(A)	100	99
Southn CA Pub Power Auth, Gas Proj Rev Bonds (Proj No. 1), Ser 2007A, 5.000%, 11-1-33	295	381
Southn CA Pub Power Auth, Milford Wind Corridor Phase I Proj, Rfdg Rev Bonds, Ser 2019-1:
4.000%, 7-1-20	100	100
3.000%, 7-1-21	100	103
2.000%, 7-1-22	100	103
State Pub Works Board of CA, Lease Rev Rfdg Bonds (Dept of Edu), Ser 2017H, 5.000%, 4-1-26	300	373
Stockton Pub Fin Auth, Wastewater Bond Anticipation Notes, Ser 2019, 1.400%, 6-1-22	400	398
Successor Agy to the Lemon Grove Cmnty Dev Agy, Lemon Grove Redev Proj Area, Tax Alloc Rfdg Bonds, Ser 2019A (Insured by BAMAC), 4.000%, 8-1-21	370	385
Successor Agy to the Redev Agy of the City of Tulare, Tax Alloc Rfdg Bonds, Ser 2017A (Insured by BAMAC), 4.000%, 8-1-40	250	278

Tob Securitization Auth of Northn CA, Tob Stlmt Asset-Bkd Bonds (Sacramento Cnty Tob Securitization Corp.), Ser 2005A-1, 5.500%, 6-1-45	100	100
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006D, 0.000%, 6-1-46(A)	300	48
WA Township Hlth Care Dist Rev Bonds, Ser 2017A:
3.500%, 7-1-30	45	49
3.750%, 7-1-31	255	277
Westn Riverside Water and Wastewater Fin Auth, Local Agy Rev Rfdg Bonds, Ser 2016A, 5.000%, 9-1-29	250	299
William S. Hart Union High Sch Dist, Cmnty Fac Dist No. 2015-1 Spl Tax Bonds, Ser 2017, 5.000%, 9-1-47	300	329

		30,806

Guam - 0.8%
Guam Port Rev Bonds, Ser 2018B, 5.000%, 7-1-22	250	263

Puerto Rico - 1.0%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2007A-4, 5.250%, 7-1-30	135	136
PR Hwy and Trans Auth, Hwy Rev Rfdg Bonds, Ser CC:
5.250%, 7-1-32	120	130
5.250%, 7-1-33	50	54

		320

TOTAL MUNICIPAL BONDS – 91.3%		$31,389
(Cost: $30,386)

SHORT-TERM SECURITIES	Shares
Money Market Funds(D) - 7.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	2,661	2,661

TOTAL SHORT-TERM SECURITIES – 7.7%		$2,661
(Cost: $2,661)

TOTAL INVESTMENT SECURITIES – 99.0%		$34,050
(Cost: $33,047)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		360

NET ASSETS - 100.0%		$34,410

Notes to Schedule of Investments

(A)	Zero coupon bond.
(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $550 or 1.6% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(D)	Rate shown is the annualized 7-day yield at June 30, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$31,389	$—
Short-Term Securities	2,661	—	—

Total	$2,661	$31,389	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BAMAC = Build America Mutual Assurance Co.

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$33,047

Gross unrealized appreciation	1,123
Gross unrealized depreciation	(120)

Net unrealized appreciation	$1,003